LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Total long-term debt	$ 4,244,396	$ 3,294,557
Change in fair value related to hedged interest rate risk	2,417	5,789
Financing cost, net of amortization	(27,215)	(30,016)
Total adjustments for long-term debt	(24,798)	(24,227)
Total long-term debt, current and non current	4,219,598	3,270,330
Less current portion		(5,357)	$ (10,714)
Total Long-term debt, non current portion	4,219,598	3,264,973	$ 3,152,394
Bank credit facilities
Long-term debt
Total long-term debt	741,996	5,357
Senior Notes
Long-term debt
Total long-term debt	$ 3,502,400	$ 3,289,200